Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,271,846)	$ (1,578,406)	$ (2,160,998)	$ (48,319,475)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense		3,155	3,155	711,929
Loss on sale of investment in preferred securities	340,408
Amortization of contract asset	387,216		129,072
Discount on common stock sold pursuant to the ELOC	210,109
Stock compensation expense	141,954	1,379,880	1,523,489	1,575,952
Gain on extinguishment of forward purchase derivative		(3,308,713)	(3,336,213)
Amortization of prepaid consulting from the issuance of Series B Convertible Preferred Stock and Series B Warrants			59,857
Amortization of prepaid consulting (Series B Preferred Stock)	108,891
Amortization of internally generated software	4,198
Net deferred indemnified loan origination fees				(63,275)
Discount on common stock sold pursuant to the ELOC			76,553
Costs incurred to secure financing		800,000	800,000
Shares issued in settlement of a legal dispute		200,000	200,000
Debt discount		137,500	137,500
Lease expense	(16,556)	(4,150)	(7,981)	23,181
Credit loss (benefit) expense			(177,917)	(1,393,131)
Impairment of goodwill				6,058,000
Impairment of long-lived intangible assets				3,090,881
Deferred tax expense, net				43,859,686
Marketing expense settled via Common Stock				100,000
Change in fair value of warrant and forward purchase option derivative liabilities	(39,322)	(596,823)	(1,320,871)	(2,803,638)
Change in the fair value of deferred consideration		(79,475)	(79,475)	(361,449)
Credit benefit	(1,056,107)
Gain on extinguishment of debt		(27,500)
Changes in operating assets and liabilities:
Accounts receivable – trade	13,442	88,376	103,233	(12,734)
Accounts receivable – related party	254,961	302,880	(41,460)	1,127,297
Prepaid expenses	13,039	524,571	561,913	86,901
Other current liabilities	(268,633)	(34,351)	(48,960)	527
Accrued interest receivable		16,319	16,319	(2,542)
Other current assets		(206,256)	4,057	(2,968,061)
Accounts payable	162,477	628,609	49,105	(76,672)
Accounts payable – related party	2,801	101,458	95,757	(501,709)
Accrued expenses	(18,322)	(697,326)	9,085	292,396
Contract liabilities		(3,123)
Other assets	(4,034)
Deferred revenue	(11,666)		(12,920)	6,413
Net cash used in operating activities	(4,046,990)	(2,353,375)	(3,417,700)	430,477
CASH FLOWS PROVIDED BY (USED IN) INVESTING ACTIVITIES:
Proceeds from sale of investment preferred securities	786,154		50,000
Capitalized software development costs	(251,904)
Proceeds from loan sale		392,186	392,186	12,394
Net cash provided by investing activities	534,250	392,186	442,186	12,394
CASH FLOWS PROVIDED BY (USED IN) FINANCING ACTIVITIES:
Tax withholding payments on vesting of restricted stock units			(12,771)
Proceeds from convertible debt		550,000	550,000
Redemption of Series B Convertible Preferred Stock			(292,800)
Issuance of Series B Convertible Preferred Stock, net of expenses		216,800	6,130,000
Offering cost			(351,646)
Proceeds from the sale of Class A Common Stock			1,778,987
Repayment of financed insurance contract			(116,098)
Net share settlement for stock compensation expense		(12,771)
Proceeds from the sale of common stock pursuant to the ELOC	1,129,769
Repayment of senior secured promissory note		(255,765)	(255,765)	(3,006,993)
Net cash provided by (used in) financing activities	1,129,769	498,264	7,429,907	(3,006,993)
Net decrease in cash and cash equivalents	(2,382,971)	(1,462,925)	4,454,393	(2,564,122)
Cash and cash equivalents – beginning of period	6,779,040	2,324,647	2,324,647	4,888,769
Cash and cash equivalents – end of period	4,396,069	861,722	6,779,040	2,324,647
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	6,870	344,041	388,457	416,852
Supplemental noncash investing and financing activities:
Reclassification of forward purchase receivable		(4,584,221)	(4,584,221)
Accrued redemption payable to Series B holders	295,023
Receivable for unsettled ADTX sale	323,438
Marketing expense settled by the issuance of Common Stock				50,000
Investment in Preferred Securities		1,500,000	1,500,000
Prepaid consulting expense from the issuance of the Series B Convertible Preferred Stock and Series B Warrants			371,307
Extinguishment of debt for issuance of Series B Convertible Preferred Stock and Series B Warrants			10,748,408
Exchange of forward purchase derivative liability for the issuance of Series B Convertible Preferred Stock and Series B Warrants			4,000,867
Exchange of convertible notes for Series B Convertible Preferred stock and Series B warrants		825,000	659,997
Financed insurance contract (classified in accrued expense)			395,900
Shares issued in settlement of a legal dispute		200,000	258,868
Accrued redemption payable to Series B holders			181,378
ELOC proceeds receivable	1,362
Prepaid Consulting Contracts		318,557
Extinguishment of debt for equity		10,748,409
Equity issued to settle forward purchase derivative liability,		7,309,580
Recognition of contract asset with corresponding stand-ready guarantee liability			2,135,000
Recognition of contract asset with corresponding financial indemnification liability			$ 1,091,772
Offering costs, associated with issuance of Series B Convertible Preferred Stocks and Series B Warrants		427,087
Forfeiture of Series B shares related to consulting contract	72,148
Proceeds from the issuance of Series B Convertible Preferred Stock and Series B Warrants		$ 5,913,200